Property and Equipment, net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
AutoLotto, Inc. [Member]
Property and Equipment, net (Details) [Line Items]
Depreciation expense	$ 250,875	$ 157,588	$ 473,500	$ 471,132	$ 641,661	$ 623,607